Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating revenues
Total operating revenues	$ 336,442	$ 327,275
Other operating gains (losses)	(6,670)	8,327
Operating Expenses [Abstract]
Voyages expenses and commissions	183,500	115,339
Contingent rental income	(13,145)	(12,456)
Ship operating expenses	66,849	68,176
Charter hire expense	8,490	14,611
Impairment loss on vessels	0	21,247
Administrative expenses	18,769	19,167
Depreciation	63,546	70,139
Total operating expenses	328,009	296,223
Net operating income	1,763	39,379
Other income (expenses)
Interest income	396	268
Interest expense	(45,712)	(31,000)
Gain on sale of securities	1,026	1,246
Foreign currency exchange gain (loss)	(1,164)	270
Unrealized gain (loss) on marketable securities	491	0
Gain (loss) on derivatives	6,954	(3,285)
Other non-operating items	94	1,065
Net other expenses	(37,915)	(31,436)
Net income (loss) before income taxes and non-controlling interest	(36,152)	7,943
Income tax expense	(73)	(93)
Net income (loss)	(36,225)	7,850
Net (income) loss attributable to non-controlling interest	(276)	(209)
Net income (loss) attributable to the Company	$ (36,501)	$ 7,641
Basic and diluted earnings (loss) per share attributable to the Company (USD per share)	$ (0.21)	$ 0.04
Cash dividends per share declared (USD per share)	$ 0.00	$ 0.15
Time charter [Member]
Operating revenues
Total operating revenues	$ 15,452	$ 64,619
Voyage charter [Member]
Operating revenues
Total operating revenues	308,710	252,314
Finance lease interest [Member]
Operating revenues
Total operating revenues	701	933
Other revenue [Member]
Operating revenues
Total operating revenues	$ 11,579	$ 9,409